Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following tables and related disclosures provide information about (i) “compensation actually paid” to certain executive officers of the Company during the last three fiscal years ended December 31, 2025, 2024, and 2023, (ii) certain financial performance measures, and (iii) the relationship of the compensation actually paid to those financial performance measures.

This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K and does not necessarily reflect value actually realized by the executives or how our Compensation Committee evaluated compensation decisions in light of Company or individual performance. For the most recently completed fiscal year, we did not use any financial performance measure to link compensation actually paid to our NEOs to the Company’s performance; accordingly, this disclosure does not present a company-selected measure in the table below nor a tabular list of our most important performance measures, as permitted under the rules promulgated by the SEC. For discussion of how the Company’s executive compensation program is designed to support the Company’s business strategy, align the interests of our executives with our stockholders, and embody our Company’s overall compensation philosophy, please refer to the “Executive Compensation” section of this Proxy Statement.

Year	Summary Compensation Table Total for PEO(s) (1)(2)	Compensation Actually Paid to PEO(s) (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)(2)	Average Compensation Actually Paid to Non- PEO NEOs (1)(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (3)	Net Income (Loss) (in millions) (4)
2023	$1,518,279	$1,366,539	$467,047	$457,134	$100.53	$(2.17)
2024	$1,036,352	$953,313	$732,491	$797,375	$30.83	$(16.29)
2025	$1,047,620	$1,521,702	$669,408	$883,155	$104.08	$(26.97)

(1)

On August 16, 2023, in connection with the completion of the Merger, the Company’s executive officers were reconstituted. At the effective time of the Merger, (i) Dr. Alam, the President & Chief Executive Officer of EIP, was appointed as the Company’s President & Chief Executive Officer, (ii) Dr. Cobuzzi, the President & Chief Executive Officer of Diffusion, was appointed as the Company’s Chief Operating Officer, (iii) Ms. Blackburn, the Sr. Vice President, Clinical Development, of EIP was appointed as the Company’s Sr. Vice President, Clinical Development, and (iv) Mr. Elder, the General Counsel & Corporate Secretary of Diffusion, continued as the Company’s General Counsel & Corporate Secretary. Mr. Elder was subsequently appointed as the Company’s Chief Financial Officer in June 2024. Accordingly, the amounts set forth in the table with respect to PEO compensation include, (i) with respect to the year ended December 31, 2023, compensation paid to Drs. Alam and Cobuzzi, and (ii) with respect to the years ended December 31, 2025, and 2024, compensation paid to Dr. Alam. Additionally, the amounts set forth in the table with respect to non-PEO NEO compensation include, (i) with respect to the year ended December 31, 2023, compensation paid to Ms. Blackburn and Mr. Elder, (ii) with respect to the year ended December 31, 2024, compensation paid to Dr. Cobuzzi and Mr. Elder, and (iii) with respect to the year ended December 31, 2025, compensation paid to Ms. Blackburn and Mr. Elder.

(2)

The table below shows the adjustments made to the compensation totals presented in the Summary Compensation Table for the NEOs in order to calculate “compensation actually paid” in accordance with Item 402(v) of Regulation S-K. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant, except as follows:

a.

the expected remaining term of vested shares as of each applicable vesting date was estimated using the simplified method based upon the award’s original contractual term and the vesting term of such shares;

b.	the risk-free interest rate for the expected term was estimated based upon the five-year interest rate as reported by the U.S. Federal Reserve Bank of St. Louis on the applicable measurement date; and
c.

the expected volatility of the price of the shares underlying the option awards for the award’s expected term was estimated based on upon the historical daily average volatility of the Company’s current comparable public company peer group during the 5.75 years preceding the applicable measurement date.

PEO Total Compensation Amount	$ 1,047,620	$ 1,036,352	$ 1,518,279
PEO Actually Paid Compensation Amount	$ 1,521,702	953,313	1,366,539
Adjustment To PEO Compensation, Footnote
	2023		2024		2025
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$1,518,279	$467,047	$1,036,352	$732,491	$1,047,620	$669,408
Less, value of Stock Awards reported in Summary Compensation Table	$451,424	$60,800	$228,549	$103,008	$94,680	$42,606
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$268,769	$41,752	$24,448	$24,696	$276,977	$124,639
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$296	$154	$(90,772)	$(40,685)	$82,750	$37,299
Plus, fair value as of vesting date of equity awards granted and vested in the year	$32,961	$10,239	$133,708	$135,062	$118,419	$53,289
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	$(2,342)	$(1,258)	$77,626	$48,819	$90,616	$41,126
Less, prior year-end fair value for any equity awards forfeited in the year	$0	$0	$0	$0	$0	$0
Compensation Actually Paid ($)	$1,366,539	$457,134	$953,313	$797,375	$1,521,702	$883,155

(3)

The cumulative TSR amount reported represents the value, as of the last day of the indicated fiscal year, of an investment of $100 in the Company’s common stock at the beginning of the measurement period (i.e., the close of the market on December 30, 2022), as adjusted for the Merger and Diffusion’s 2-for-3 reverse stock split in connection therewith. From January 1, 2023, to August 16, 2023, Dr. Alam and Ms. Blackburn were executive officers of EIP, which during such time was a private company with no public trading market for its common stock. Accordingly, the amounts reported may not be reflective of the TSR to EIP security holders during the applicable period.

(4)

For accounting purposes, the Merger is treated as a reverse recapitalization under U.S. generally accepted accounting principles and EIP is considered the accounting acquirer. Accordingly, EIP’s historical results of operations are deemed the Company’s historical results of operations for all periods prior to the Merger and, for all periods following the Merger, the results of operations of the combined company will be included in the Company’s financial statements. Following the completion of the Merger, the business conducted by the Company became primarily the business conducted by EIP. The dollar amounts reported are the net income of the Company as reflected in the Annual Report and may not be reflective of the net income of EIP or Diffusion during the applicable periods.

Non-PEO NEO Average Total Compensation Amount	$ 669,408	732,491	467,047
Non-PEO NEO Average Compensation Actually Paid Amount	$ 883,155	797,375	457,134
Adjustment to Non-PEO NEO Compensation Footnote
	2023		2024		2025
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$1,518,279	$467,047	$1,036,352	$732,491	$1,047,620	$669,408
Less, value of Stock Awards reported in Summary Compensation Table	$451,424	$60,800	$228,549	$103,008	$94,680	$42,606
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$268,769	$41,752	$24,448	$24,696	$276,977	$124,639
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$296	$154	$(90,772)	$(40,685)	$82,750	$37,299
Plus, fair value as of vesting date of equity awards granted and vested in the year	$32,961	$10,239	$133,708	$135,062	$118,419	$53,289
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	$(2,342)	$(1,258)	$77,626	$48,819	$90,616	$41,126
Less, prior year-end fair value for any equity awards forfeited in the year	$0	$0	$0	$0	$0	$0
Compensation Actually Paid ($)	$1,366,539	$457,134	$953,313	$797,375	$1,521,702	$883,155

(3)

The cumulative TSR amount reported represents the value, as of the last day of the indicated fiscal year, of an investment of $100 in the Company’s common stock at the beginning of the measurement period (i.e., the close of the market on December 30, 2022), as adjusted for the Merger and Diffusion’s 2-for-3 reverse stock split in connection therewith. From January 1, 2023, to August 16, 2023, Dr. Alam and Ms. Blackburn were executive officers of EIP, which during such time was a private company with no public trading market for its common stock. Accordingly, the amounts reported may not be reflective of the TSR to EIP security holders during the applicable period.

(4)

For accounting purposes, the Merger is treated as a reverse recapitalization under U.S. generally accepted accounting principles and EIP is considered the accounting acquirer. Accordingly, EIP’s historical results of operations are deemed the Company’s historical results of operations for all periods prior to the Merger and, for all periods following the Merger, the results of operations of the combined company will be included in the Company’s financial statements. Following the completion of the Merger, the business conducted by the Company became primarily the business conducted by EIP. The dollar amounts reported are the net income of the Company as reflected in the Annual Report and may not be reflective of the net income of EIP or Diffusion during the applicable periods.

Compensation Actually Paid vs. Total Shareholder Return

Relationship of Compensation Actually Paid and Performance Measures

The following chart sets forth the relationship between (i) Compensation Actually Paid to our PEO and (ii) the average Compensation Actually Paid to our Non-PEO NEOs, on the one hand, and cumulative total stockholder return over the Company’s three most recent completed fiscal years, on the other hand.

Compensation Actually Paid vs. Net Income

The following chart sets forth the relationship between (i) Compensation Actually Paid to our PEO and (ii) the average Compensation Actually Paid to our Non-PEO NEOs, on the one hand, and the Company’s net income (loss) in each of its three most recent completed fiscal years, on the other hand.

Total Shareholder Return Amount	$ 104.08	30.83	100.53
Net Income (Loss)	(26,970,000)	(16,290,000)	(2,170,000)
PEO Name				Dr. Alam
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,680	228,549	451,424
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	276,977	24,448	268,769
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	82,750	(90,772)	296
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	118,419	133,708	32,961
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	90,616	77,626	(2,342)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,606	103,008	60,800
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	124,639	24,696	41,752
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,299	(40,685)	154
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,289	135,062	10,239
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,126	48,819	(1,258)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0